Organization and Nature of Operations (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2024	Dec. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Incorporation date	Mar. 28, 2019		Mar. 28, 2019
Net Income (Loss) Attributable to Parent	$ (1,899,122)	$ (2,348,771)	$ (10,471,889)	$ (17,505,765)
Net cash used in operating	(1,140,148)	(2,513,417)	(6,643,397)	(11,599,581)
Retained Earnings (Accumulated Deficit)	(47,216,172)		(45,317,050)	(34,845,161)
Equity, Attributable to Parent	(3,312,101)	3,659,799	(1,906,206)	5,785,447		$ 21,868,446
[custom:WorkingCapitalDeficit-0]	(6,343,174)		(5,210,669)
Cash	48,613		226,985
Net Loss	1,899,122	2,348,771	10,471,889	17,505,765
Net cash used in operating	1,140,148	2,513,417	6,643,397	11,599,581
Accumulated Deficit	47,216,172		45,317,050	34,845,161
Stockholders equity	3,312,101	(3,659,799)	1,906,206	(5,785,447)		(21,868,446)
Working capital deficit	6,343,174		5,210,669
Next NRG Holding Corp [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net Income (Loss) Attributable to Parent	(415,876)	(900)	(596,039)	(13,715)
Net cash used in operating	107,592	(900)	(677,026)	(10,907)
Retained Earnings (Accumulated Deficit)	(979,895)		(564,019)	32,020
Equity, Attributable to Parent	(711,219)	34,182	(486,398)	35,082		47,065
[custom:WorkingCapitalDeficit-0]	(6,173,496)
Cash	39,726
Net Loss	415,876	900	596,039	13,715
Net cash used in operating	(107,592)	900	677,026	10,907
Accumulated Deficit	979,895		564,019	(32,020)
Stockholders equity	711,219	$ (34,182)	$ 486,398	$ (35,082)		$ (47,065)
Working capital deficit	$ 6,173,496
Stat EI Inc [Member] | Next NRG Holding Corp [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Acquired Percentage					100.00%